Note 9 - Loss Per Share (Details Textual) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 14, 2020
Common Stock, Shares, Outstanding, Ending Balance (in shares)	15,133,286		15,133,286		14,433,286	9,231,737	9,231,737
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	15,076,630	15,030,430	15,076,630	15,030,430
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	13,883,732	13,883,732	13,883,732	13,883,732	13,883,732	7,007,581
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	192,898	146,698	192,898	146,698	192,898	65,471
Earn-out Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000